Note 13 - Retirement And Pension Plans	12 Months Ended
Mar. 31, 2012
Pension and Other Postretirement Benefits Disclosure [Text Block]
13.      RETIREMENT AND PENSION PLANS

IIJ and certain subsidiaries had unfunded severance benefit and noncontributory defined benefit pension plans which together covered substantially all of their employees who were not directors. The pension plan is operated under the Defined Benefit Corporate Pension Law.

Effective March 31, 2009, IIJ introduced a defined contribution plan and transferred certain portions of the defined benefit pension plan to the defined contribution plan.

The following information regarding net periodic pension cost and accrued pension cost also includes the unfunded severance benefit plans.  Under the severance and defined benefit pension plans, all of IIJ and IIJ-Global’s employees are entitled, upon retirement with 20 years or more service, to a 10-year period of annuity payments from age 60 (or lump-sum severance indemnities) based on the rate of pay at the time of retirement, length of service and certain other factors.  IIJ and IIJ-Global's employees who do not meet these conditions are entitled to lump-sum severance indemnities.

Net periodic pension cost for the years ended March 31, 2010, 2011 and 2012 included the following components:

	Thousands of Yen			Thousands of U.S. Dollars
	2010	2011	2012	2012

Service cost	¥395,920	¥421,771	¥467,583	$5,674
Interest cost	34,473	41,424	48,335	587
Expected return on plan assets	(17,128)	(26,085)	(27,086)	(329)
Amortization of transition obligation	322	369	369	4
Amortization of net actuarial loss	18,093	-	-	-
Effect of curtailment	(6,860)	-	-	-
Effect of settlement	(23,374)	-	-	-
Other	95,090	-	(12,632)	(153)

Net periodic pension cost	¥496,536	¥437,479	¥476,569	$5,783

Other changes in plan assets and benefit obligations recognized in other comprehensive income for the years ended March 31, 2010, 2011 and 2012 are as follows:

	Thousands of Yen			Thousands of U.S. Dollars
	2010	2011	2012	2012

Net actuarial loss (gain)	¥(118,967)	¥3,324	¥39,083	$474
Amortization of net actuarial loss in net periodic pension cost	(18,093)	-	-	-
Amortization of transition obligation in net periodic pension cost	(322)	(369)	(369)	(4)
Effect of curtailment	(76,413)	-	-	-
Effect of settlement	(11,988)	-	-	-
Other	(95,090)	(6,316)	12,632	153

Amounts recognized in other comprehensive income	¥(320,873)	¥(3,361)	¥51,346	$623

Total net periodic pension cost and amounts recognized in other comprehensive income	¥175,663	¥434,118	¥527,915	$6,406

The change in benefit obligation and plan assets for the years ended March 31, 2011 and 2012 and the amounts recognized in the consolidated balance sheets as of March 31, 2011 and 2012 are as follows:

	Thousands of Yen		Thousands of U.S. Dollars
	2011	2012	2012

Change in benefit obligation:
Benefit obligation at beginning of year	¥2,345,527	¥2,744,718	$33,306
Service cost	421,771	467,583	5,674
Interest cost	41,424	48,335	587
Actuarial loss (gain)	(32,318)	37,454	454
Benefit paid	(31,686)	(101,233)	(1,229)

Benefit obligation at end of year	2,744,718	3,196,857	38,792

Change in plan assets:
Fair value of plan assets at beginning of year	1,242,144	1,425,587	17,299
Actual return on plan assets	(9,558)	27,605	335
Employer contribution	209,995	250,969	3,045
Benefits paid	(16,994)	(48,788)	(592)

Fair value of plan assets at end of year	1,425,587	1,655,373	20,087

Funded status at end of year	¥(1,319,131)	¥(1,541,484)	$(18,705)

Amounts recognized in the consolidated balance sheets as of March 31, 2011 and 2012 consist of:

	Thousands of Yen		Thousands of U.S. Dollars
	2011	2012	2012

Accrued retirement and pension costs―current	-	-	-
Accrued retirement and pension costs―noncurrent	¥(1,319,131)	¥(1,541,484)	$(18,705)

Net amount recognized	¥(1,319,131)	¥(1,541,484)	$(18,705)

The accumulated benefit obligation for the Company’s defined benefit pension plans as of March 31, 2011 and 2012 was ¥1,699,740 thousand and ¥2,024,498 thousand ($24,566 thousand), respectively.

The aggregate projected benefit obligation and aggregate fair value of plan assets for plans with projected benefit obligations in excess of plan assets were ¥2,744,718 thousand and ¥1,425,587 thousand at March 31, 2011 and ¥3,196,857 thousand ($38,792 thousand) and ¥1,655,373 thousand ($20,087 thousand) at March 31, 2012, respectively. The aggregate accumulated benefit obligations of plans with no plan assets were ¥57,280 thousand and ¥65,239 thousand ($792 thousand) at March 31, 2011 and 2012, respectively.

Amounts recognized in accumulated other comprehensive income at March 31, 2011 and 2012 consist of:

	Thousands of Yen		Thousands of U.S. Dollars
	2011	2012	2012

Net actuarial loss	¥160,526	¥212,241	$2,575
Obligation at transition	1,842	1,473	18
Total	¥162,368	¥213,714	$2,593

The unrecognized net loss and the unrecognized net obligation at the date of initial application are being amortized over 14 years and 21 years, respectively.

The estimated net actuarial loss and obligation at transition for the defined benefit pension plans that will be amortized from accumulated other comprehensive income into net periodic pension cost in the fiscal year ending March 31, 2013 are zero and ¥369 thousand ($4 thousand), respectively.

Actuarial assumptions as of March 31:

	Benefit Obligations		Net Periodic Costs
	2011	2012	2010	2011	2012

Discount rate	1.8%	1.5%	1.6%	1.8%	1.8%
Expected long-term rate of return on plan assets			1.6	2.1	1.9
Rate of increase in compensation	3.4	3.3	3.5	3.5	3.4

The Company sets the discount rate assumption annually at March 31 based on high-quality fixed income securities that match the duration of the expected retirement benefits.

The basis for determining the long-term rate of returns is a combination of historical returns and prospective return assumptions derived from pension trust funds’ managing company.

The following benefit payments, which reflect expected future service, as appropriate, are expected to be paid.

Years Ending March 31	Thousands of Yen	Thousands of U.S. Dollars
2013	¥70,505	$855.54
2014	73,336	889.89
2015	83,458	1,012.72
2016	96,270	1,168.18
2017	121,309	1,472.02
2018 - 2022	1,102,674	13,380.34

Total	¥1,547,552	$18,778.69

The Company expects to contribute ¥250,969 thousand ($3,045 thousand) to its defined benefit pension plan in the year ending March 31, 2013.

The Company’s defined contribution plan, which was established on April 1, 2009, covers substantially all its employees. The Company contributes monthly 1.6% of its employees’ base salaries to the plan. No employee contributions to the plan are allowed. Contributions to the plan were ¥45,018 thousand, ¥99,068 thousand and ¥109,224 thousand ($1,325 thousand) for the years ended March 31, 2010, 2011 and 2012, respectively.

The Company's funding policies with respect to the noncontributory plan are generally to contribute amounts considered tax deductible under applicable income tax regulations.  Plan assets including life insurance pooled investment portfolios consist of Japanese government bonds, other debt securities and marketable equity securities.

Life insurance pooled investment portfolios are managed by an insurance company and guarantee a minimum rate of return.

The Company’s investment strategy for the plan assets is to manage the assets in order to pay retirement benefits to plan participants from the Company over the life of the plans.

This is accomplished by identifying and managing the exposure to various market risks, diversifying investments in various asset classes based on portfolio determined by the insurance company in order to maximize long-term rate of return, while considering the liquidity needs of the plans.

The plan is permitted to use derivative instruments only for the purpose of hedging. Both margin trading and real-estate investment are prohibited in principle.

The Company mitigates the credit risk of investments by establishing guidelines with the insurance company. These guidelines are monitored periodically by the Company for compliance.

The projected allocation of the plan assets managed by the insurance company is developed in consideration of the expected long-term investment returns for each category of the plan assets. Approximately 63.0%, 35.0%, and 2.0% of the plan assets excluding pooled investment portfolios will be allocated to debt securities, equity securities and other financial instruments, respectively, to moderate the level of volatility in pension plan asset returns and reduce risks. Fifty percent of the employer’s contribution to the plan during the year ending March 31, 2013 will be allocated to life insurance pooled investment portfolios and other 50% will be allocated to the aforementioned investments.

The following table summarizes the basis used to measure the Company’s pension plan assets at fair value:

Level 1―	Inputs are quoted prices in active markets for identical assets or liabilities.

Level 2―
Inputs are quoted prices for similar assets or liabilities in active markets, quoted prices for identical  or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable, and inputs that are derived principally from or corroborated by observable market data by correlation or other means.

Level 3―
Inputs are derived from valuation techniques in which one or more significant inputs or value drivers are unobservable, which reflect the reporting entity’s own assumptions about the assumptions that market participants would use in establishing a price.

Basis of Fair Value Measurement of Pension Plan Assets at March 31, 2011	Thousands of Yen
				Total
	Level 1	Level 2	Level 3	2011

Equity securities:
Japanese equity	¥192,960	-	-	¥192,960
U.S. equity	47,024	-	-	47,024
Other equity―developed countries	39,212	-	-	39,212
Total equity securities	279,196	-	-	279,196

Debt securities:
Japanese government and municipalities	-	¥290,931	-	290,931
Japanese corporate bonds―investment grade	-	73,839	-	73,839
U.S. government	-	48,881	-	48,881
Other government―developed countries	-	75,731	-	75,731
Residential mortgage-backed	-	13,084	-	13,084
Total debt securities	-	502,466	-	502,466

Other financial instruments*	-	587,094	-	587,094

Cash	56,831	-	-	56,831

Total assets at fair value	¥336,027	¥1,089,560	-	¥1,425,587

Basis of Fair Value Measurement of Pension Plan Assets at March 31, 2012	Thousands of Yen
				Total
	Level 1	Level 2	Level 3	2012

Equity securities:
Japanese equity	¥235,933	-	-	¥235,933
U.S. equity	54,179	-	-	54,179
Other equity―developed countries	39,495	-	-	39,495
Total equity securities	329,607	-	-	329,607

Debt securities:
Japanese government and municipalities	-	¥337,885	-	337,885
Japanese corporate bonds―investment grade	-	93,030	-	93,030
U.S. government	-	58,760	-	58,760
Other government―developed countries	-	82,523	-	82,523
Residential mortgage-backed	-	23,627	-	23,627
Total debt securities	-	595,825	-	595,825

Other financial instruments*	-	692,613	-	692,613

Cash	37,328	-	-	37,328

Total assets at fair value	¥366,935	¥1,288,438	-	¥1,655,373

Basis of Fair Value Measurement of Pension Plan Assets at March 31, 2012	Thousands of U.S. Dollars
				Total
	Level 1	Level 2	Level 3	2012

Equity securities:
Japanese equity	$2,863	-	-	$2,863
U.S. equity	658	-	-	658
Other equity―developed countries	479	-	-	479
Total equity securities	4,000	-	-	4,000

Debt securities:
Japanese government and municipalities	-	$4,100	-	$4,100
Japanese corporate bonds―investment grade	-	1,129	-	1,129
U.S. government	-	713	-	713
Other government―developed countries	-	1,001	-	1,001
Residential mortgage-backed	-	287	-	287
Total debt securities	-	7,230	-	7,230

Other financial instruments*	-	8,404	-	8,404

Cash	453	-	-	453

Total assets at fair value	$4,453	$15,634	-	$20,087

* Other financial instruments are life insurance pooled investment portfolios.

Pension plan assets classified as Level 1 are comprised principally of equity securities, which are valued using an unadjusted quoted market price in active markets with sufficient volume and frequency of transactions.

Pension plan assets classified as Level 2 are comprised principally of government bonds, corporate bonds and life insurance pooled investment portfolios which are valued based on quoted prices obtained from well-established third-party. The bonds are traded in less active markets and the fair values are based on the price a dealer would pay for the bonds.

IIJ and a certain subsidiary participated in a contributory multi-employer pension plan, the Japan Computer Information Service Employee's Pension Fund (the "Multi-Employer Plan"), which covered substantially all of their employees.

As stipulated by the Japanese Welfare Pension Insurance Law, the Multi-Employer Plan is composed of a substitutional portion of Japanese Pension Insurance and a multi-employers' portion of a contributory defined benefit pension plan.  The benefits for the substitutional portion are based on a standard remuneration schedule under the Welfare Pension Insurance Law and the length of participation.  The multi-employer portion of the benefits is based on the employee's length of service.  However, assets contributed by an employer including IIJ are not segregated in a separate account or restricted to provide benefits only to employees of that employer.  The net pension cost under the Multi-Employer Plan is recognized when contributions become due.

Contributions due and paid during the years ended March 31, 2010, 2011 and 2012 under the Multi-Employer Plan, including its substitutional portion, amounted to ¥218,324 thousand, ¥219,419 thousand and ¥214,987 thousand ($2,609 thousand), respectively. The Company’s contribution did not represent more than 5% of total contribution to the plan during the years ended March 31, 2010, 2011 and 2012.

The plan is not subject to a funding improvement and is funded more than 80% as of March 31, 2011. The total plan asset is ¥462,997,899 thousand ($5,618,225 thousand) as of March 31, 2012. It was difficult to obtain other additional information for the plan for the year ended March 31, 2012.

The amount of retirement benefits for retiring directors and company auditors must be approved by the shareholders.

IIJ has retirement plan for full-time company auditors. The Company recorded a liability for retirement benefit for company auditors of ¥1,020 thousand and ¥2,350 thousand ($29 thousand), which would be required if they were all to retire at March 31, 2011 and 2012, respectively.

IIJ had retirement benefit plan for full-time directors, which was abolished in June 2011. The allowance for retirement benefit amounted to ¥255,330 thousand ($3,098 thousand) in consideration of their services made up to the date of abolition of the plan, and this amount will be reserved until the each directors’ retirement dates. IIJ’s subsidiary also has a retirement benefit plan for full-time directors. The Company recorded a liability for retirement benefit for full-time directors of ¥246,899 thousand and ¥261,849 thousand ($3,177 thousand), which would be required if they were all to retire at March 31, 2011 and 2012, respectively.

The retirement benefits paid to retired directors and company auditors were ¥122,230 thousand and ¥20,030 thousand for the years ended March 31, 2010 and 2011, respectively.